                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                  Report for the Quarter Ended March 31, 2003.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WS Capital Management, L.P.
Address:       300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                  Contact Person: Joseph I. Worsham, II
Title:    Member of WS Capital, L.L.C.,
          general partner of filer
Phone:    214-756-6056

Signature, Place, and Date of Signing:

  /S/ Reid S. Walker         Dallas, Texas              May 14, 2003
  ------------------         ------------------------   -----------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           52

Form 13F Information Table Value Total:           $163,790

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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

                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
ACRES GAMING INC          COM      004936100      5,085     670,800   SH           SHARED(2)              670,800
ACTIVISION INC NEW        COM NEW  004930202      3,251     225,000   SH           SHARED(2)              225,000
AGILENT TECHNOLOGY
 INC                      COM      00846U101      4,603     350,000   SH           SHARED(2)              350,000
BRIO SOFTWARE INC         COM      109704106      3,316   2,302,840   SH           SHARED(2)            2,302,840
BRISTOL MYERS SQUIBB CO   COM      110122108        634      30,000   SH           SOLE(1)                 30,000
CEC ENTMT INC             COM      125137109      3,265     120,000   SH           SHARED(2)              120,000
CENTURY BUSINESS SVCS
 INC                      COM      156490104      1,142     446,100   SH           SHARED(2)              446,100
COBALT CORP               COM      19074W100      2,613     180,800   SH           SHARED(2)              180,800
CONCORD EFS INC           COM      206197105      2,350     250,000   SH           SHARED(2)              250,000
COPART INC                COM      217204106      2,458     320,000   SH           SHARED(2)              320,000
DOCUMENTUM INC            COM      256159104      2,099     160,000   SH           SHARED(2)              160,000
EOG RES INC               COM      26875P101      1,131      28,600   SH           SOLE(1)                 28,600
ESCO TECHNOLOGIES INC     COM      296315104      1,148      35,000   SH           SOLE(1)                 35,000
EXXON MOBIL CORP          COM      30231G102      2,447      70,000   SH           SOLE(1)                 70,000
GAMESTOP CORP             CL A     36466R101      1,920     160,000   SH           SHARED(2)              160,000
GEMSTAR-TV GUIDE INTL
 INC                      COM      36866W106      5,695   1,556,100   SH           SHARED(2)            1,556,100
GENESCO INC               COM      371532102        284      20,000   SH           SOLE(1)                 20,000
HI/FN INC                 COM      428358105      4,661     979,300   SH           SHARED(2)              979,300
INFOUSA INC NEW           COM      456818301        162      33,678   SH           SOLE(1)                 33,678
INTERGRAPH CORP           COM      458683109      1,387      80,000   SH           SHARED(2)               80,000
JANUS CAP GROUP INC       COM      47102X105      2,506     220,000   SH           SHARED(2)              220,000
KINDER MORGAN INC KANS    COM      49455P101      6,039     134,200   SH           SHARED(2)              134,200
KOPIN CORP                COM      500600101        666     132,200   SH           SOLE(1)                132,200
LIBERTE INVS INC DEL      COM      530154103      1,322     330,500   SH           SOLE(1)                330,500
MTR GAMING GROUP INC      COM      553769100      3,590     541,440   SH           SHARED(2)              541,440
MARISA CHRISTINA INC      COM      570268102        545     432,800   SH           SHARED(2)              432,800
MCMORAN EXPLORATION CO    COM      582411104      1,070      89,662   SH           SHARED(2)               89,662
METRO GOLDWYN MAYER INC   COM      591610100        735      70,000   SH           SHARED(2)               70,000
MODEM MEDIA INC           CL A     607533106      3,391   1,548,409   SH           SHARED(2)            1,548,409
MOORE LTD                 COM      615785102      1,885     180,000   SH           SHARED(2)              180,000
NATIONAL SEMICONDUCTOR    COM      637640103        682      40,000   SH           SHARED(2)               40,000
  CORP
NDCHEALTH CORP            COM      639480102      5,031     300,000   SH           SHARED(2)              300,000
OPEN TEXT CORP            COM      683715106      1,099      39,500   SH           SHARED(2)               39,500
PRG-SCHULTZ
 INTERNATIONAL IN         COM      69351C107      7,726   1,071,500   SH           SHARED(2)            1,071,500
PARTY CITY CORP           COM      702145103     12,361   1,545,100   SH           SHARED(2)            1,545,100
PATTERSON UTI ENERGY INC  COM      703481101      4,847     150,000   SH           SHARED(2)              150,000
PEAK INTL LTD             ORD      G69586108      4,658   1,294,000   SH           SHARED(2)            1,294,000
PERVASIVE SOFTWARE INC    COM      715710109        679     152,600   SH           SHARED(3)              152,600
PIONEER NAT RES CO        COM      723787107      1,381      55,000   SH           SHARED(2)               55,000
QUICKSILVER RESOURCES
 INC                      COM      74837R104      6,416     269,900   SH           SHARED(2)              269,900
ROCKFORD CORP             COM      77316P101      4,612     852,561   SH           SHARED(2)              852,561

SOUNDVIEW TECHNOLOGY      COM      83611Q109      2,503   1,955,155   SH           SHARED(2)            1,955,155
  GROUP N
STAMPS COM INC            COM      852857101        419     100,000   SH           SOLE(1)                100,000
STEEL DYNAMICS INC        COM      858119100      1,757     150,000   SH           SOLE(1)                150,000
SUMMIT AMER TELEVISIION   COM      86600T109      4,421   1,865,324   SH           SHARED(2)            1,865,324
  INC
SYNAGRO TECHNOLOGIES INC  COM NEW  871562203      1,766     720,700   SH           SHARED(2)              720,700
TIDEL TECHNOLOGIES INC    COM      886368109         12      59,200   SH           SHARED(3)               59,200
TRIAD HOSPITALS INC       COM      89579K109     18,830     700,000   SH           SHARED(2)              700,000
TURNSTONE SYSTEMS INC     COM      900423104      1,170     413,500   SH           SHARED(2)              413,500
VYYO INC                  COM NEW  918458209        331     144,633   SH           SOLE(1)                144,633
WASHINGTON GROUP INTL
 INC                      COM NEW  938862208     11,338     646,404   SH           SHARED(2)              646,404
WEBEX INC                 COM      94767L109        351      33,950   SH           SHARED(2)               33,950


(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. (the general partner of WS Capital Management, L.P.) and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.